Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt
Notes Payable

3.Debt

Notes Payable

The following table summarizes the Company’s debt facilities as of June 30, 2025 and December 31, 2024 (in millions):

Type of Facility or Arrangement	Balance as of June 30, 2025	Balance as of December 31, 2024	Original Principal Amount	Interest Rate		Repayment Terms
May 2024 P&A loans	$2.1	$3.3	$3.0	10.0*	%	For detailed terms, see (1)
Feb 2025 loan agreement	4.3	—	5.4	18.5		For detailed terms, see (2)
Jan and Feb 2025 note agreements	13.5	—	13.5	11.5 - 12.0		For detailed terms, see (3)
May 2025 convertible note	5.1	—	5.0	15.0		See Convertible Note and Warrant section below.
Revolving P&A loans (See Note 6, Related-Party Transactions)	11.8	8.2		10.0 - 15.0*		The current notes mature between July and August 2025.
Total	36.8	11.5
Less: Discounts, net of amortization	(1.4)	—
Total notes payable balance	$35.4	$11.5

*	The interest rates for these loans are calculated as simple interest, where the amount of interest is a fixed amount of the principal.

(1)	The maturity date is dependent on the timing of cash collections from theatrical sales, licensing revenue, merchandise sales and other revenue. The balance is expected to be fully paid within the next twelve months.

(2)	On February 5, 2025, the Company entered into a loan agreement with a third-party lender to secure senior secured financing related to the licensing receivables from the feature film “Sound of Freedom.” Under the agreement, the lender paid to the borrower $5.4 million (the “Loan”) for working capital and future media acquisition and production. In exchange, the borrower assigned the rights to certain licensing receivables to the lender. The loan has an effective interest rate of 18.5% and is repayable in nine quarterly installments of $0.7 million each, commencing February 15, 2025, with a maturity date of February 15, 2027. The loan is secured by a first-priority security interest in all assets related to “Sound of Freedom,” including distribution proceeds, and a repayment lien on all future media projects of the borrower and the Company, subordinated to certain pre-existing obligations except for “Sound of Freedom” assets. Additional costs included $0.1 million in set-up and legal fees which were recorded as a debt discount. Maturity date is dependent on the timing of cash collections from theatrical sales, licensing revenue, merchandise sales and other revenue. $2.3 million of the remaining balance is classified as short-term, as it is expected to be repaid in the next 12 months.

(3)	The notes mature between February 2026 and April 2026. The Company used a portion of their digital assets to be held in custody as collateral on the notes. The initial margin required as collateral ranged between 150.0% – 167.0% percent of the note amount. Additional collateral is required if the value of the note to collateralized digital currency falls between 140.0% – 143.0% percent, depending on the note. As of June 30, 2025, the market value of digital assets transferred to the lenders as collateral was approximately $28.8 million. As the Company retains the economic risk of the digital currency, digital assets receivable are recorded in the condensed consolidated balance sheets.

Convertible Note and Warrant

In May 2025, the Company entered into a note and warrant purchase agreement with an unaffiliated third party, providing for the private placement of a subordinated convertible promissory note and warrant to purchase 30,525 shares of the Company’s Class C common stock with an exercise price of $32.76 per share. The Company does not have the right to prepay the convertible note. Interest is compounded monthly and payable on the maturity date. A discount of $1.3 million was recorded for the convertible feature of the note and the warrant, as allocated based on the relative fair values of the elements of the convertible note. This discount was recorded as paid-in capital. Due to the total fair value of the note, including the warrant and convertible feature, being greater than the principal amount of the note, the effective interest rate is greater than the coupon rate and is approximately 30.9%.

The following table summarizes further details of the Note:

Notes	Issuance Date	Maturity Date	Principal Amount	Coupon Interest Rate
2025 Note	May 2, 2025	May 1, 2027	$5,000,000	15.00%

Conversion Rights of the Note

At the investor’s option and prior to the maturity date, the convertible note and any accrued interest may be converted into shares of the Company’s Class C common stock at a fixed price of $32.76 per share.

Components and Fair Value of the Note and Warrant

The convertible note and warrant consisted of the following components as of June 30, 2025. The principal shown in the table below consists of the original principal amount of the note as well as the interest (which is paid-in-kind each month).

2025 Note	As of June 30, 2025
Principal	$5,125,781
Less: discount, net of amortization	1,272,193
Net carrying amount	$3,853,588

Estimated fair value at date of issuance (1)	$6,825,393

(1)	The fair value includes the note, the conversion feature on the note, and the warrant. The conversion feature and warrant were determined based on the Black Scholes option pricing model on the date of issuance of the note and has been classified as level 3 in the fair value hierarchy.

Interest Expense

The following table summarizes interest expenses related to the convertible note and warrant:

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Amortization of debt discount	$65,016	$—	$65,016	$—
Coupon interest payable on convertible note	125,781	—	125,781	—
Total interest expense on convertible note	$190,797	$—	$190,797	$—

6.Notes Payable

In November 2022, the Company entered into a P&A loan agreement where the Company could draw up to $5.0 million related to P&A expenses incurred during the theatrical release of specific content. The maturity date of the note was March 31, 2023, and was payable along with a 10.0% coupon on the aggregate amount drawn. The loan principal and all outstanding interest were paid in full in March 2023.

In June 2023, the Company closed on a round of crowdfunding for P&A expenses, in anticipation of the release of the Sound of Freedom film, in exchange for revenue participation rights of the film. The revenue participation rights allow each investor the right to receive an amount not to exceed 120.0% (initial investment plus a 20.0% return) of their crowdfunded amount. The investors have first priority on the cash receipts to the Company of the film and shall be paid in full before any other claims from the film are paid. The money raised was approximately $5.0 million. The payback date was based on the timing of cash collections from the theatrical run of the film and was payable, directly to the investors. The $5.0 million was recorded as notes payable and the 20.0% return was accrued over the term of the note and recorded as interest expense on the consolidated statements of operations. Issuance costs for this raise were approximately $0.3 million, which was recorded as a note discount. As of December 31, 2023, the notes and interest had been repaid, and the note discount had been fully amortized.

During 2023, the Company entered into several additional rounds of P&A expense raises with institutional investors, in anticipation of the release of several different films, in exchange for revenue participation rights of the films. The revenue participation rights allow each institutional investor the right to receive an amount not to exceed 110.0% (initial investment plus a 10.0% return) of their invested amount. The institutional investors have first priority on the cash receipts to the Company of the particular film they invested in and shall be paid in full before any other claims from the film are paid. The money raised was approximately $21.0 million which was recorded as notes payable and the 10.0% return was accrued over the term of the notes and recorded as interest expense on the consolidated statements of operations. The payback dates were based on the timing of cash collections from the various theatrical runs of the films. There were no issuance costs related to these raises. As of December 31, 2023, $17.0 million of the notes and $1.7 million in related interest had been repaid. All remaining principal and interest was paid back in the first quarter of 2024.

In January 2024, the Company entered into a short-term loan agreement for $0.3 million with a 10.0% interest rate and maturity date of 100 days. As of December 31, 2024, the note principal and interest had been repaid

In February 2024, the Company entered into a revolving P&A loan agreement with a related-party. See “Note 14. Related-Party Transactions” for further discussion.

In May 2024, the Company entered into P&A loans totaling $3.0 million. The maturity date is dependent on the timing of cash collections from theatrical sales, licensing revenue, merchandise sales and other revenue. The principal balance is payable along with a 10.0% coupon on the total loans, and is expected to mature within the next year. As of December 31, 2024, the entire amount was outstanding.

In May 2024, the Company entered into a short-term loan agreement for $0.5 million with a 10.0% interest rate and maturity date of 100 days. As of December 31, 2024, the note principal and interest had been repaid.